Related Party Transactions and Balances - Revenues (Expenses) from Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Revenues	$ 117,764	$ 49,509	$ 49,228
Vessel operating expenses	(6,298)	(32,346)	(34,629)
General and administrative	(18,162)	(31,340)	(29,944)
Interest expense	(38,695)	(25,882)	(22,400)
Losses on debt repurchases	$ (46,041)	$ 0	$ 0